LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
NOTE 10 — LEASES

(a) Capital Leases
The Corporation leases certain machinery and equipment under agreements that are classified as capital leases. Assets held under capital leases are recorded at the lower of the net present value of minimum lease payments or fair value of the leased asset at the inception of the lease. Amortization expense is recognized using the straight-line method over the shorter of the estimated useful life of the asset or the term of the related lease and is included in depreciation expense.

As of December 31, 2012, the future minimum lease payments required under the capital leases and the present value of the net minimum lease payments, are as follows:

Year Ending December 31,	Amounts
2013	$1,320
2014	610
2015	175
2016	85
2017	—
Total minimum lease payments	2,190
Less: Amount representing interest	(318)
Present value of net minimum lease payments	1,872
Less: Current maturities of capital lease obligations	(818)
Long-term capital lease obligations	$1,054

Assets recorded under capital leases and included in property and equipment in the Corporation’s Balance Sheet consist of the following at December 31, 2012 and 2011:

	2012	2011
Field operating equipment	$1,934	$2,257
Vehicles	204	210
Computer equipment	274	262
Office equipment	142	56
	2,554	2,785
Less: Accumulated amortization	(580)	(73)
	$1,974	$2,712

(b) Operating Leases
The Corporation also has several non-cancelable operating leases, primarily for office, warehouse space, and corporate apartments that are set to expire over the next six years. These leases generally contain renewal options for a one year period and require the Corporation to pay all executory costs such as maintenance and insurance.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Rental expense for operating leases (except those with lease terms of a month or less that were not renewed) for the years ended December 31, 2012, 2011 and 2010 was $1,801, $920 and $912 respectively.

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) were:

2013	$2,654
2014	723
2015	259
2016	6
2017	4
Total	$3,646